Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023		Dec. 31, 2022
Inventories [Abstract]
Raw materials and consumables	$ 730	$ 684		$ 718
Work in progress	156	166		200
Maturing inventories	7,697	7,300		6,572
Finished goods and goods for resale	1,257	1,503		1,572
Inventories	$ 9,840	$ 9,653	[1]	$ 9,062	[1]

[1]	(1) See page F-7 for an explanation under Basis of preparation.